UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08527

ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein International Research

Growth Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.1%
Financials - 22.2%
Capital Markets - 9.5%
Credit Suisse Group	60,401	$3,363,546
Gottex Fund Management Holdings Ltd. (a)	62,006	2,274,022
ICAP PLC	268,058	3,094,587
Julius Baer Holding AG	93,499	6,854,722
Macquarie Group Ltd.	122,056	7,267,265
Man Group PLC	359,254	4,110,895
Partners Group	29,748	4,070,491
UBS AG (Swiss Virt-X)	67,300	2,227,106

		33,262,634

Commercial Banks - 9.2%
Banco Santander Central Hispano SA	491,582	10,630,993
Industrial & Commercial Bank of China Ltd.-Class H	8,972,000	7,084,324
Investimentos Itau SA	592,798	3,905,149
National Bank of Greece SA	87,625	4,819,762
Standard Chartered PLC	157,737	5,573,303

		32,013,531

Diversified Financial Services - 1.1%
Deutsche Boerse AG	13,481	1,949,266
IG Group Holdings PLC	282,547	2,019,291

		3,968,557

Insurance - 2.4%
Assicurazioni Generali SpA	71,567	3,163,617
Prudential PLC	378,752	5,144,615

		8,308,232

		77,552,954

Materials - 15.4%
Chemicals - 2.6%
Bayer AG	30,540	2,579,363
Incitec Pivot Ltd.	42,735	6,500,721

		9,080,084

Metals & Mining - 12.8%
BHP Billiton PLC	104,242	3,719,815
Cia Vale do Rio Doce (Sponsored) (ADR)	250,440	7,974,009
Equinox Minerals Ltd. (a)	621,828	2,877,290
Evraz Group SA (GDR) (b)	60,400	6,266,500

Fortescue Metals Group Ltd. (a)	381,151	2,675,291
Rio Tinto PLC	86,970	10,138,357
Xstrata PLC	140,552	10,942,434

		44,593,696

		53,673,780

Energy - 13.4%
Energy Equipment & Services - 2.6%
Tenaris SA (ADR)	72,400	3,837,924
WorleyParsons Ltd.	141,800	5,185,193

		9,023,117

Oil, Gas & Consumable Fuels - 10.8%
Addax Petroleum Corp.	76,725	3,419,142
China Shenhua Energy Co. Ltd.-Class H	870,090	3,993,896
Gazprom OAO (Sponsored) (ADR)	126,054	6,706,073
Sasol Ltd.	177,580	10,070,119
StatoilHydro ASA	205,227	7,383,256
Total SA	72,088	6,038,525

		37,611,011

		46,634,128

Industrials - 10.0%
Aerospace & Defense - 1.5%
BAE Systems PLC	553,816	5,105,383

Commercial Services & Supplies - 0.6%
Capita Group PLC	169,926	2,227,401

Construction & Engineering - 1.0%
China Communications Construction Co. Ltd.-Class H	920,000	2,184,807
Orascom Construction Industries (GDR) (b)	7,214	1,165,061

		3,349,868

Electrical Equipment - 1.0%
ABB Ltd.	119,283	3,639,965

Industrial Conglomerates - 1.0%
Siemens AG	30,699	3,610,029

Machinery - 1.6%
Atlas Copco AB-Class A	141,197	2,253,867
Komatsu Ltd.	104,300	3,174,256

		5,428,123

Trading Companies & Distributors - 3.3%
Mitsubishi Corp.	173,400	5,581,976
Mitsui & Co. Ltd.	249,000	5,848,009

		11,429,985

		34,790,754

Telecommunication Services - 7.7%
Diversified Telecommunication Services - 2.3%
Global Village Telecom Holding SA (a)	60,400	1,471,664
Iliad SA	17,835	1,887,089

Telefonica SA	161,813	4,649,680

		8,008,433

Wireless Telecommunication Services - 5.4%
America Movil SAB de CV Series L (ADR)	42,400	2,457,504
Bharti Airtel Ltd. (a)	72,931	1,622,874
China Mobile Ltd.	182,671	3,140,953
MTN Group Ltd.	172,225	3,272,950
Turkcell Iletisim Hizmet AS (ADR)	64,200	1,293,630
Vimpel-Communications (Sponsored) (ADR)	54,800	1,652,768
Vodafone Group PLC	1,744,590	5,520,892

		18,961,571

		26,970,004

Consumer Discretionary - 7.1%
Auto Components - 0.6%
Denso Corp.	63,000	2,197,448

Automobiles - 1.8%
Fiat SpA	153,902	3,421,177
Porsche Automobil Holding SE	9,310	1,707,364
Suzuki Motor Corp.	52,800	1,339,661

		6,468,202

Hotels, Restaurants & Leisure - 1.3%
Ctrip.com International Ltd. (ADR)	28,100	1,743,886
Ladbrokes PLC	206,911	1,336,601
OPAP, SA	41,673	1,621,142

		4,701,629

Household Durables - 0.9%
Gafisa SA (ADR)	30,600	1,332,630
Matsushita Electric Industrial Co. Ltd.	49,000	1,143,693
Urbi Desarrollos Urbanos SA de C.V. (a)	190,000	609,558

		3,085,881

Leisure Equipment & Products - 0.4%
Nikon Corp.	44,000	1,271,380

Media - 1.4%
Eutelsat Communications	108,945	3,201,749
SES SA (FDR)	63,677	1,561,276

		4,763,025

Multiline Retail - 0.3%
Harvey Norman Holdings Ltd	269,759	914,482

Specialty Retail - 0.4%
Esprit Holdings Ltd.	123,214	1,517,321

		24,919,368

Consumer Staples - 6.6%
Beverages - 1.0%
Central European Distribution Corp. (a)	16,000	974,720
Fomento Economico Mexicano SAB de CV
(ADR)	32,315	1,404,087

Pernod-Ricard SA	10,407	1,190,092

		3,568,899

Food & Staples Retailing - 1.7%
Tesco PLC	684,801	5,799,965

Food Products - 1.9%
Nestle SA	13,539	6,461,868

Personal Products - 0.3%
L’Oreal SA	9,920	1,172,171

Tobacco - 1.7%
British American Tobacco PLC	94,053	3,528,122
ITC Ltd.	241,721	1,309,408
Japan Tobacco, Inc.	228	1,108,675

		5,946,205

		22,949,108

Information Technology - 5.2%
Communications Equipment - 1.3%
Nokia OYJ	96,836	2,911,308
Research In Motion Ltd. (a)	13,317	1,621,022

		4,532,330

Computers & Peripherals - 0.5%
InnoLux Display Corp.	172,000	506,808
InnoLux Display Corp. (GDR) (a)(b)	181,338	1,060,827

		1,567,635

Electronic Equipment & Instruments - 0.7%
Nippon Electric Glass Co. Ltd.	157,000	2,442,091

IT Services - 0.3%
Cap Gemini SA	20,118	1,208,317

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Semiconductor Engineering, Inc.	1,467,000	1,507,111
Elpida Memory, Inc. (a)	13,300	486,828
Tokyo Electron Ltd.	52,200	3,390,579

		5,384,518

Software - 0.9%
Nintendo Co. Ltd.	3,800	2,100,538
Shanda Interactive Entertainment Ltd.
(Sponsored) (ADR) (a)	32,000	1,097,280

		3,197,818

		18,332,709

Health Care - 5.2%
Biotechnology - 0.6%
Basilea Pharmaceutica (a)	2,895	419,256
CSL Ltd./Australia	48,707	1,823,180

		2,242,436

Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	6,000	948,000
Essilor International SA	44,441	2,756,904

Nobel Biocare Holding AG	9,717	349,661

		4,054,565

Health Care Providers & Services - 0.8%
Fresenius Medical Care AG	33,450	1,770,060
Orpea (a)	17,070	929,101

		2,699,161

Pharmaceuticals - 2.6%
Novartis AG	67,960	3,425,541
Roche Holding AG	24,836	4,109,768
Teva Pharmaceutical Industries Ltd.
(Sponsored) (ADR)	36,500	1,707,470

		9,242,779

		18,238,941

Utilities - 2.3%
Electric Utilities - 1.8%
CEZ (a)	40,699	3,011,106
Cia Energetica de Minas Gerais
(Sponsored) (ADR)	79,077	1,621,869
E.ON AG	8,281	1,683,490

		6,316,465

Independent Power Producers & Energy Traders - 0.5%
International Power PLC	195,455	1,695,602

		8,012,067

Total Common Stocks
(cost $273,615,401)		332,073,813

WARRANTS - 1.0%
Financials - 1.0%
Commercial Banks - 1.0%
Sberbank, expiring 2/23/10 (a)
(cost $4,337,588)	1,009	3,277,726

RIGHTS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS AG (Rights) (a)
(cost $95,167)	67,300	113,666

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.8%
Time Deposit - 2.8%
Dresdner
2.40%, 5/01/08
(cost $9,800,000)	$9,800	9,800,000

Total Investments - 98.9%
(cost $287,848,156)		345,265,205
Other assets less liabilities - 1.1%		3,944,310

Net Assets - 100.0%		$349,209,515

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate market value of these securities amounted to $8,492,388 or 2.4% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

AllianceBernstein International Research

Growth Fund

April 30, 2008 (unaudited)

Summary

20.3%	United Kingdom
11.1%	Switzerland
8.7%	Japan
7.1%	Australia
5.3%	France
5.2%	Russia
4.7%	Brazil
4.4%	Spain
4.2%	China
3.9%	South Africa
3.8%	Germany
2.3%	Canada
2.1%	Norway
14.1%	Other
2.8%	Short-Term Investments

100.0%	Total Investments

*	All data are as of April 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 2.1% or less in the following countries: Argentina, Cayman Islands, Czech Republic, Egypt, Finland, Greece, Hong Kong, India, Israel, Italy, Luxembourg, Mexico, Sweden, Taiwan, Turkey, United States.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Research Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 23, 2008

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